Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 33,880	$ 26,709
Accrued payroll and government authorities	19,045	16,906
Earn-out	2,975	0
Proceeds from (payments of) withholding tax related to employees exercises of share options and RSUs	1,267	408
Derivatives	0	87
Total	$ 57,167	$ 44,110